Condensed Consolidated Balance Sheets (Parenthetical)		9 Months Ended	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Sep. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
IPO [Member]
Sale of stock, number of shares issued in transaction		5,400,000
ColdQuanta Inc dba Infleqtion [Member]
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	573,000,000	573,000,000	573,000,000	480,642,000
Common stock, shares issued	45,512,715	49,694,426	45,512,715	35,831,766
Common stock, shares outstanding	45,512,715	49,694,426	45,512,715	35,831,766
Common Class A [Member]
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	0	300,000	0
Common stock, shares outstanding	0	300,000	0
Shares subject to possible redemption	0	41,400,000
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 0	$ 10.13	$ 0
Common Class B [Member]
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	8,625,000		8,625,000
Common stock, shares outstanding	8,625,000		8,625,000
Common Class B [Member] | Over-Allotment Option [Member]
Sale of stock, number of shares issued in transaction	1,350,000		1,125,000
Sale of stock, price per share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Stock issued during period, shares, new issues			1,125,000
Shares, outstanding	0.0001		0.0001
Stock Issued During Period, Shares, New Issues			1,125,000
Shares, Outstanding	0.0001		0.0001
Founders Shares [Member]
Common stock, shares issued	10,350,000	10,350,000	10,350,000
Common stock, shares outstanding	10,350,000	10,350,000	10,350,000
Class B Ordinary Shares [Member]
Common stock, shares issued	10,350,000	10,350,000	10,350,000
Common stock, shares outstanding	10,350,000	10,350,000	10,350,000
Series Seed Preferred Stock [Member] | ColdQuanta Inc dba Infleqtion [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Series Seed II Preferred Stock [Member] | ColdQuanta Inc dba Infleqtion [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares	0.0001	0.0001	0.0001	0.0001
Series A Preferred Stock [Member] | ColdQuanta Inc dba Infleqtion [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares	0.0001	0.0001	0.0001	0.0001
Series B Preferred Stock [Member] | ColdQuanta Inc dba Infleqtion [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares	0.0001	0.0001	0.0001	0.0001
Series B1 Preferred Stock [Member] | ColdQuanta Inc dba Infleqtion [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares	0.0001	0.0001	0.0001	0.0001
Series C Preferred Stock [Member] | ColdQuanta Inc dba Infleqtion [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares	0.0001	0.0001	0.0001	0.0001
Series C1 Preferred Stock [Member] | ColdQuanta Inc dba Infleqtion [Member]
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001